RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 13:-	RELATED PARTY TRANSACTIONS

a.
On October 1, 2001, the Company entered into a consulting agreement with a company owned by a former chairman of the board of directors, Mr. Eli Rozen, who also was one of the co-founders of the Company.

In consideration of these consulting services, the Company  undertook to pay Mr. Rozen $10.5 per month plus motor vehicle expenses. In addition the Company was required to pay $1.5 per month as a director's fee. During 2009, the Company paid $32 in cash pursuant to this agreement. Regarding the partial payment in options during 2009, see Note 13d below and regarding debt extinguishment during 2010 then, see Note 13e below.

On July 8, 2010, the board of directors accepted the resignation of the then chairman of the board of directors, effective July 25, 2010. The Company recorded during 2010 an expense of $75 related to his former consulting agreement. In addition, on July 8, 2010, the Company entered into a services agreement with him (and as of that date one of the Company's major shareholders), pursuant to which the parties terminated the former consulting agreement and agreed that he will provide the Company with ongoing consulting services as may be reasonably required by the Company, for the  consideration of 2% of the Company's gross receipts from a major customer and the reimbursement of reasonable costs and expenses incurred by him.

During 2012, 2011 and 2010, the Company recorded an expense of $ 24, $130 and $83, respectively, in accordance with the services agreement, which was terminated on July 7, 2012.

b.
On October 1, 2001, the Company entered into a consulting agreement with a company owned by a former member of the Company's Board of Directors, who was one of the Company's co-founders and a principal shareholder. On January 13, 2005, the General Shareholders Meeting approved, among other things, the following amendments to the consulting agreement:

•	As of the date of the approval of the General Shareholders Meeting, the consideration payable under the consulting agreement will be $7 per month.

•	Upon the termination of a car lease agreement in March 2005, to increase the car lease to a price of up to NIS 4,200 (approximately $1.1 as of December 31, 2011) per month, excluding tax.

In addition, the Company was required to pay $1.5 per month as a director's fee.

During 2009 the Company paid $22 in cash pursuant to this agreement. Regarding the partial payment in options during 2009, see below Note 13d and regarding debt extinguishment during 2010 see Note 13e below.

On July 8, 2010, the Company's board of directors accepted the resignation of this director, effective immediately. The Company recorded an expense of $53 during 2010 related to the former director's consulting agreement. In addition, on July 8, 2010, the Company entered into a services agreement with the former  director (and as of that date one of the Company's major shareholders), effective immediately, pursuant to which the parties terminated the former consulting agreement and agreed that the former director will provide management services with respect to a certain project for a consideration of: (i) a monthly fee of $3, (ii) reimbursement of reasonable costs and expenses incurred by him, and (iii) the provision of  a cellular phone and automobile. The Company also agreed to grant the former director options to purchase up to 50,000 ordinary shares of the Company according to terms to be determined by the Board of Directors, which terms have not yet been determined.

During 2012, 2011 and 2010, the Company recorded an expense of $18, $63 and $38, respectively, in accordance with the services agreement with the former director, which agreement was terminated on July 7, 2012.

c.
On October 1, 2001, the Company entered into a consulting agreement with a company owned by one of the co-founders of the Company, Mr. Jack Hassan.

In consideration for these services, the Company was required to pay $4.6 per month, plus motor vehicle expenses. During 2009 the Company paid $15 in cash pursuant to this agreement. Regarding the partial payment in options during 2009, see Note 13d below and regarding debt extinguishment during 2010, see Note 13e below.

The Company recorded an expense of $37 during 2010 related to the former consulting agreement. On July 8, 2010, the Company entered into a services agreement with the co-founder of the Company(and as of that date, one of the Company's major shareholders), effective immediately, pursuant to which the parties terminated the former co-founder's consulting agreement and agreed that the co-founder will provide the Company with ongoing consulting services as may be reasonably required by the Company for a consideration of a monthly fee of $3 and reimbursement of reasonable costs and disbursements incurred by him in connection with his services. The Company also granted the co-founder options to purchase up to 100,000 ordinary shares of the Company according to terms to be determined by the board of directors, which terms have not yet been determined.

During 2012, 2011 and 2010, the Company recorded expenses of $19, $39 and $21, respectively, in accordance with the services agreement with the co-founder, which agreement was terminated on July 7, 2012.

d.
On December 21, 2008, a special general meeting of shareholders approved that as part of a cost cutting plan, all of the Company's non-external directors will join a temporary arrangement for a minimum of three months pursuant to which the remuneration payable to them shall be paid in fully vested options to purchase shares of the Company instead of in cash, effective October 1, 2008, with an option for the Company to extend it from time to time for additional consecutive periods of up to twelve (12) months in the aggregate. During 2009, options to purchase an aggregate of 478,543 of the Company's ordinary shares were granted to the  non-external directors as part of the cost cutting plan. The options have an exercise price of NIS 0.0582235 per share, vested immediately and will expire after ten years.

e.
As part of the debt extinguishment plan of the Company (see also Note 1d) and in accordance with their services agreements, the abovementioned service providers agreed to a partial forgiveness of the debts due to them under the former consulting agreements accrued from October 1, 2009 until July 8, 2010, which total amount was $245, in consideration of the issuance of warrants to purchase  1,083,071 ordinary shares of the Company at an exercise price of nil . The fair value of the warrants was estimated as $130. The difference between the carrying amount of the amounts due and the fair value of the warrants was recognized as a capital gain. During 2012,  589,737 warrants were exercised.

f.
On July 25, 2010, the Company's board of directors elected Mrs. Tsviya Trabelsi to serve as the chairman of the board of directors. Mrs. Trabelsi is an officer at Sigma, which is the controlling shareholder of the Company and is also the wife of the Company's chief executive officer and the sister of one of the members of the Company's board of directors. On May 12, 2011, the special general meeting approved the service agreement of Mrs. Trabelsi whereby her monthly fee will be calculated every month at 60% of the Company's chief executive officer's monthly cost. In addition to the above consideration, the Company agreed to bear all reasonable costs and expenses incurred by her in connection with her services and to provide her with an automobile. On December 12, 2011, Mrs. Trabelsi resigned from the board effective immediately and the Board of Directors of the Company approved the appointment of Mr. Arie Trabelsi as its new chairman, effective immediately. On December 27, 2012, the general meeting of shareholders approved the appointment of Mrs. Trabelsi as its new chairman. Her management services fees are subject for approval by the general assembly on May, 9, 2013.

g.
Mr. Trabelsi has served as the chief executive officer of the Company since June 1, 2012, and served as the chairman of the Company's board  of directors from December 12, 2011 until  December 27, 2012. Mr. Trabelsi is the sole director of Sigma, which is the controlling shareholder of the Company. His management services fees are subject to approval by the general assembly on May 9, 2013.

h.	As of December 31, 2012, the Company accrued $226 as expenses arising from all related parties providing consulting services.